Non-controlling interests (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit (loss), attributable to [abstract]
Profit attributable to non-controlling interests	R$ 213,984	R$ 130,355	R$ 50,086
Of which:
Santander Leasing S.A. Arrendamento Mercantil	48	41	38
Santander Brasil Advisory Services S.A	0	34	49
Super Pagamentos e Administração de Meios Eletrônicos S.A.	0	0	(2,379)
Getnet S.A.	48,842	27,209	35,932
Olé Consignado S.A.	53,286	5,432	4,996
Santander Serviços Técnicos, Administrativos e de Corretagem de Seguros	92,365	98,717	10,859
BW Guirapá S.A.	(776)	(2,957)	0
Banco PSA Finance Brasil S.A.	19,884	1,879	0
Ipanema Empreendimentos e Participações Ltda.	335	0	0
Other companies	R$ 0	R$ 0	R$ 591